Income Tax Receivable (Tables)	9 Months Ended
Dec. 31, 2016
Zeecol Limited [Member]
Schedule of Income Tax Receivable
Opening Balance	2,647	1.424
Less:
Refmd Received	(3.204)	-
Plus:
Interest R’AT Received	747	1,223
Income Tax (Receivable)	190	2,647